UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barnes Bonner Castles
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024

Form 13F File Number: 028-14985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel                Houston, TX              May 15, 2012
      ------------------                -----------              ------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           29
                                         -----------

Form 13F Information Table Value Total:  $   115,503
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
PENN WEST PETE LTD NEW COM              Common Stock 707887105       7,606     329,563          Yes        No                   x
PFIZER INC COM                          Common Stock 717081103       7,343     356,461          Yes        No                   x
ABBOTT LABS COM                         Common Stock 002824100       7,288     138,498          Yes        No                   x
INTEL CORP COM                          Common Stock 458140100       7,026     317,079          Yes        No                   x
SANOFI ADR                              Common Stock 80105N105       6,236     155,240          Yes        No                   x
VODAFONE GROUP PLC ADR                  Common Stock 92857W209       6,035     225,869          Yes        No                   x
SAN JUAN BASIN ROYALTIES COM            Common Stock 798241105       5,127     212,755          Yes        No                   x
VERIZON COMMUNICATIONS COM              Common Stock 92343V104       5,115     137,376          Yes        No                   x
GLAXO SMITHKLINE PLC ADR                Common Stock 37733W105       4,931     114,944          Yes        No                   x
BRISTOL-MYERS SQUIBB CM                 Common Stock 110122108       4,447     153,554          Yes        No                   x
ENERPLUS CORP COM                       Common Stock 292766102       4,002     126,645          Yes        No                   x
KRAFT FOODS INC CL A                    Common Stock 50075N104       3,926     111,447          Yes        No                   x
HEALTH CARE REIT INC COM                Common Stock 42217K106       3,776      72,025          Yes        No                   x
MCDONALDS CORP COM                      Common Stock 580135101       3,705      43,941          Yes        No                   x
TELEFONICA DE ESPANA SA SPONSRD ADR     Common Stock 879382208       3,602     147,069          Yes        No                   x
NYSE EURONEXT COM                       Common Stock 629491101       3,366      98,225          Yes        No                   x
PIONEER SOUTHWEST ENERGY PAR COM        Common Stock 72388B106       3,259     116,015          Yes        No                   x
EXXON MOBIL CORPORATION COM             Common Stock 30231G102       3,219      39,556          Yes        No                   x
CONOCOPHILLIPS CORP COM                 Common Stock 20825C104       3,199      42,549          Yes        No                   x
PEPSICO INC COM                         Common Stock 713448108       3,057      43,400          Yes        No                   x
CISCO SYSTEMS INC COM                   Common Stock 17275R102       3,026     193,846          Yes        No                   x
BERKSHIRE HATHAWAY INC DEL CL B         Common Stock 084670702       3,023      39,060          Yes        No                   x
VALLEY NATL BANCORP COM                 Common Stock 919794107       3,001     220,476          Yes        No                   x
WINDSTREAM CORPORATION COM              Common Stock 97381W104       2,840     219,122          Yes        No                   x
AGL RESOURCES INC COM                   Common Stock 001204106       1,836      45,088          Yes        No                   x
XCEL ENERGY INC COM                     Common Stock 98389B100       1,590      65,438          Yes        No                   x
ATLAS PIPELINE PARTNERS L P             Common Stock 049392103       1,365      41,400          Yes        No                   x
M & T BANK CORPORATION COM              Common Stock 55261F104       1,363      15,498          Yes        No                   x
LINN ENERGY LLC UNITS                   Common Stock 536020100       1,195      30,576          Yes        No                   x